Commitments and Contingencies - Schedule of Remaining Donation Commitments (Details) - Feb. 28, 2018 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Commitments And Contingencies Disclosure [Abstract]
2019	¥ 20,000	$ 3,161
2020	25,000	3,951
2021	30,000	4,741
Total	¥ 75,000	$ 11,853